Partners' Capital (Details Textuals) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended		1 Months Ended	2 Months Ended	4 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 30, 2012	Apr. 10, 2012	Jun. 14, 2012	Aug. 13, 2012	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011 Gulfstream Natural Gas System, LLC [Member]	Feb. 17, 2012 Laser Acquisition [Member]	Apr. 27, 2012 Caiman Acquisition [Member]	Nov. 05, 2012 Geismar Acquisition [Member]	Dec. 31, 2012 Geismar Acquisition [Member]	Nov. 30, 2012 Geismar Acquisition [Member]	Feb. 28, 2012 Option on Securities [Member]	Apr. 26, 2012 Option on Securities [Member]	Aug. 20, 2012 Option on Securities [Member]	Dec. 31, 2012 Minimum quarterly distribution of $0.35	Dec. 31, 2012 Up to $0.4025	Dec. 31, 2012 Above $0.4025 up to $0.4375	Dec. 31, 2012 Above $0.4375 up to $0.5250	Dec. 31, 2012 Above $0.5250
Partners' Capital Notes [Abstract]
Percentage of units held by the public					30.00%	25.00%
Percentage of outstanding units voting as a single class to remove general partner					66.67%
Days after the end of each quarter to receive cash distributions					45 days
Incentive Distribution Target Amount Per Unit [Line Items]
Unitholders																98.00%	98.00%	85.00%	75.00%	50.00%
General Partner																2.00%	2.00%	15.00%	25.00%	50.00%
Statement [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			1.00%				24.50%					83.30%
Partners' Capital Account, Units, Acquisitions			238,050				632,584	7,531,381	11,779,296	42,778,812
Partners' Capital Account, Units, Sold in Public Offering	7,000,000	10,000,000		8,500,000									1,050,000	973,368	1,275,000
Equity Issuance, Per Share Amount	$ 62.81	$ 54.56		$ 51.43									$ 62.81	$ 54.56	$ 51.43
Partners' Capital Account, Units, Sold in Private Placement									16,360,133
Partners' Capital Account, Private Placement of Units									$ 1,000,000,000
Amount Of Qtrly Idr Waiver											$ 16,000,000